Stock-Based Compensation - Summary of Restricted Stock Awards - 10Q (Details)	9 Months Ended
Sep. 30, 2024 $ / shares shares
Number of shares
Beginning balance (in shares)	0
Grants in period (in shares)	482,384
Forfeited (in shares)	(4,771)
Weighted- average grant date fair value
Forfeited (in dollars per share) | $ / shares	$ 36.06
Restricted stock awards | Class A Common Stock
Number of shares
Beginning balance (in shares)	0
Ending balance (in shares)	477,613
Weighted- average grant date fair value
Beginning balance (in dollars per share) | $ / shares	$ 0
Granted (in dollars per share) | $ / shares	36.06
Ending balance (in dollars per share) | $ / shares	$ 36.06